Mercedes-Benz Auto Receivables
T
rust 2022-1

Amounts in USD
Investor Report
Collection Period Ended
30-Nov-2024
Dates
30-Nov-2024
Actual/360 Days
31
30/360 Days
30
16-Dec-2024
15-Dec-2024
Collection Period No.
25
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
Interest Period of the Clas
s
A-1 Notes (from... to)
Interest Period of the Clas
s
A-2, A-3 an
d
A-4 Notes (from... to)
1-Nov-2024
12-Dec-2024
13-Dec-2024
16-Dec-2024
15-Nov-2024
15-Nov-2024
Summary
Beginning
Balance
0.00
0.00
491,070,433.29
124,000,000.00
Principal
Payment
0.00
0.00
32,993,943.60
0.00
Ending
Balance
0.00
0.00
458,076,489.69
124,000,000.00
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
0.000000
0.000000
50.219092
0.000000
Initial
Balance
393,170,000.00
693,000,000.00
657,000,000.00
124,000,000.00
Note
Factor
0.000000
0.000000
0.697224
1.000000
615,070,433.29
582,076,489.69
32,993,943.60
T
otal Note Balance
1,867,170,000.00
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralizatio
n
Amount
Pool Balance
47,876,034.84
662,946,468.13
70,884,516.91
733,830,985.04
47,876,034.84
629,952,524.53
66,731,632.99
696,684,157.52
47,871,393.47
1,915,041,393.47
221,029,289.69
2,136,070,683.16
Initial
Overcollateralizatio
n
Amount
T
arget
Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
Amount
Percentage
2.50%
2.50%
2.50%
47,871,393.47
47,876,034.84
47,876,034.84
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Interest
Rate
0.000000%
5.260000%
5.210000%
5.250000%
Interest
Payment
0.00
0.00
2,132,064.13
542,500.00
Interest per
$1000 Fac
e
Amount
0.000000
0.000000
3.245151
4.375000
Interest & Principal
Payment
0.00
0.00
35,126,007.73
542,500.00
Interest & Principal Payment
per $1000 Fac
e
Amount
0.000000
0.000000
53.464243
4.375000
$35,668,507.73
T
otal
$2,674,564.13

Mercedes-Benz Auto Receivables
T
rust 2022-1

Amounts in USD
Investor Report
Collection Period Ended
30-Nov-2024
A
vailable Collections
Reserve Fund Dra
w
Amount
A
vailable Funds
Purchas
e
Amounts
Advances made by the Servicer
Investment Earnings
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
39,356,893.81
0.00
39,356,893.81
34,979,574.14
2,739,328.38
706,742.11
778,775.79
0.00
0.00
152,473.39
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees (max. $250,000 p.a.)
611,525.82
0.00
0.00
2,674,564.13
0.00
0.00
32,993,943.60
0.00
0.00
(3) Interest Distributabl
e
Amount Clas
s
A Notes
(4) Priority Principal Distributabl
e
Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(6) Regular Principal Distributabl
e
Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees [not previously paid under (2)]
(9) Excess Collections to Certificateholders
T
otal Distribution
39,356,893.81
3,076,860.26
Distributions
A
vailable Funds
Distribution Detail
Paid
Shortfall
Due
T
otal Servicing Fee
T
otal Trustee Fee
611,525.82
0.00
0.00
0.00
611,525.82
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2 Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
2,674,564.13
0.00
0.00
2,132,064.13
542,500.00
0.00
0.00
0.00
0.00
0.00
2,674,564.13
0.00
0.00
2,132,064.13
542,500.00
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
2,674,564.13
2,674,564.13
0.00
Interest Distributabl
e
Amount Clas
s
A
Notes
Priority Principal Distributabl
e
Amount
Regular Principal Distributabl
e
Amount
0.00
32,993,943.60
0.00
0.00
0.00
32,993,943.60
Aggregate Principal Distributabl
e
Amount
32,993,943.60
32,993,943.60
0.00

Mercedes-Benz Auto Receivables
T
rust 2022-1

Amounts in USD
Investor Report
Collection Period Ended
30-Nov-2024
Reserve Fund and Investment Earnings
Investment Earnings
Reserve Fund
Reserve Fun
d
Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fun
d
Amount - Ending Balance
4,787,603.48
0.00
4,787,603.48
Reserve Fund Require
d
Amount
plus/minus change to meet Reserve Fund Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collectio
n
Account
16,898.09
135,575.30
152,473.39
4,787,603.48
0.00
16,898.09
16,898.09
0.00
Notice to Investors

Mercedes-Benz Auto Receivables
T
rust 2022-1

Amounts in USD
Investor Report
Collection Period Ended
30-Nov-2024
Pool Statistics
Pool Data
4.62%
31.63
37.98
Cutoff Date Pool Balance
Amount
2,136,070,683.16
Pool Balance beginning of Collection Period
733,830,985.04
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchas
e
Amounts
Principal Gross Losses
Pool Balance end of Collection Period
W
eighte
d
A
verag
e
APR
696,684,157.52
30,796
31,648
W
eighte
d
A
verage Number of Remaining Payments
W
eighte
d
A
verage Seasoning (months)
As of Cutoff Date
Current
Number of Receivables
55,476
23,577,045.44
11,402,528.70
0.00
2,167,253.38
Pool Factor
32.62%
4.40%
53.57
13.45

Mercedes-Benz Auto Receivables
T
rust 2022-1

Amounts in USD
Investor Report
Collection Period Ended
30-Nov-2024
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
30,796
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Current
98.31%
1.15%
0.39%
0.15%
100.00%
684,875,640.10
8,000,308.69
2,751,626.75
1,056,581.98
696,684,157.52
30,460
235
76
25
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency
T
rigger
3.550%
60+ Delinquency Loans to EO
P
Aggregate Securitization
V
alue
0.547%
Delinquency Trigger occurred
No
Loss Statistics
A
verage Net Loss / (Gain)
14,686.44
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Mont
h
A
verage
1.178%
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
26,391,525.77
714,884.95
Principal Net Loss / (Gain)
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Gross Losses
71
1,797
Losses
(1)
Amount
2,167,253.38
697,549.74
754,818.69
Number of Receivables
Number of Receivables
Amount
65,054,361.49
21,403,160.74
17,259,674.98
Current
Cumulative
1.236%
(1) Losses include accounts that have been charged off with a balance remaining of less than
$50.
These accounts are excluded in the Number of Receivables count as they are not considered a charge-off
on a defaulted loan
.
Current Collection Period
1.199%
Prior Collection Period
0.570 % Second Prior
Collection
Period
1.680
%
Third
Prior
Collection
Period
1.265%